Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603-4080

November 20, 2014

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Attn: Stephanie D. Hui

Re: Incapital Unit Trust, Series 60
Prospect Energy and Power Income Portfolio, Series 1
File No. 333-198270

Ladies and Gentlemen:

On behalf of Incapital LLC, depositor, sponsor and underwriter of the Incapital Unit Trust, Series 60, consisting of the above-captioned trust(s) (the “Trust(s)”), there is enclosed Amendment No. 2 to the Registration Statement on Form S-6 relating to securities of Incapital Unit Trust, Series 60 (the “Fund”).

The Reference Trust Agreement was entered into by Incapital LLC, as Depositor, and The Bank of New York Mellon, as Trustee, on the date hereof, and Securities (or delivery statements relating to contracts for the purchase thereof) in the aggregate amount of the portfolio(s) have been deposited with the Trustee. In connection therewith the Trustee is prepared to establish book entry positions which are being retained by the Trustee for delivery after the effectiveness of the Registration Statement.

In addition to Amendment No. 2, the exhibits listed therein are submitted herewith.

Except as indicated in the Memorandum of Changes, the changes in the Prospectus represent primarily the completion of various statements regarding the Securities deposited in the Trust(s) and the dates of record, deposit, distribution, termination and evaluation, together with a list of the Securities which will comprise the portfolio(s) of the Trust(s), the Statement of Financial Condition of the Trust(s) and the Report of Independent Registered Public Accounting Firm. In addition, the following substantive changes were made to the investment strategies and risks: 1) the principal investment strategy was revised to specify what the closed-end funds may invest in; 2) risk disclosures were added for small- and mid-cap companies, foreign securities and preferred securities; and 3) the utilities sector risk was revised to state that the Trust is concentrated in the utilities sector.

We have appreciated the courtesy and cooperation of the members of the Staff and if there are any questions on which we may be of assistance, please do not hesitate to call either Eric F. Fess (312-845-3781) or Morrison C. Warren (312-845-3484) collect.

Very truly yours,

/s/ Chapman and Cutler LLP

Chapman and Cutler LLP